As filed with the Securities and Exchange Commission on June 5, 2000

                                                       Registration No. 33-44964
                                        Investment Company Act File No. 811-6526

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                      -------------------------------------

                                    FORM N-1A

        REGISTRATION  STATEMENT   UNDER  THE  SECURITIES  ACT  OF  1933    / X /
                      Pre-Effective Amendment No. __                       /   /

                      Post-Effective Amendment No. 69                      / X /

                                     and/or

    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        / X /


                            AMENDMENT NO. 71                               / X /




                        (Check appropriate box or boxes)

                               THE COVENTRY GROUP
               (Exact Name of Registrant as Specified in Charter)
                     3435 Stelzer Road, Columbus, Ohio 43219
                     (Address of Principal Executive Office)
                  Registrant's Telephone Number: (614) 470-8000
                      -------------------------------------


                            Patrick W.D. Turley, Esq.
                             Dechert Price & Rhoads
                               1775 Eye Street, NW
                              Washington, DC 20006
                      -------------------------------------
                    (Name and Address of Agent for Services)


                                   Copies to:

                                 Walter B. Grimm
                               BISYS Fund Services
                                3435 Stelzer Road
                              Columbus, Ohio 43219


              It is proposed that this filing will become effective
             on June 5, 2000 pursuant to paragraph (b) of Rule 485.

                              WILLAMETTE VALUE FUND

                        (a series of The Coventry Group)

                       CONTENTS OF REGISTRATION STATEMENT

This registration statement consists of the following papers and documents:

o    Cover page
o    Contents of Registration Statement
o    Introduction
o Supplement to the July 31, 1999 Prospectus of Willamette Value Fund and Supplement to the March 1, 2000 Statement of Additional Information for the Willamette Funds
o    Part C - Other Information and Signature Page
o    Exhibits

                                  Introduction

This amendment, filed pursuant to Rule 485(a) under the Securities Act of 1933, is filed in order to add disclosure about a new sub-advisory arrangement for Willamette Value Fund ("Fund") and new investment policies for the Fund. This amendment incorporates by reference the Fund's Prospectus dated July 31, 1999 and the Statement of Additional Information dated March 1, 2000.

Except to the extent that the Prospectus and Statement of Additional Information are modified by the supplements included with this amendment, no changes are being made or are viewed as being made by this amendment.

                              WILLAMETTE VALUE FUND

                        (a series of The Coventry Group)


                        Supplement dated June 5, 2000 to
                          Prospectus dated July 31, 1999



At a May 9, 2000 meeting, the Fund's shareholders approved an amendment to the Fund's investment advisory contract permitting Willamette Asset Managers, Inc. ("Adviser") to appoint a sub-adviser at no additional cost to the Fund. At that meeting, shareholders also approved a sub-investment advisory agreement with The Bank of New York ("Sub-Adviser"). As described in the proxy statement sent to shareholders for that meeting, it was intended that certain changes to the Fund's investment policies would be implemented upon appointment of the Sub-Adviser. The prospectus for Willamette Value Fund ("Fund"), dated July 31, 1999, is amended as follows to reflect these management and policy changes, which are effective as of June 5, 2000


1. The sections of the "Risk/Return Summary and Fund Expenses" headed "Principal Investment Strategies" and "Fund Performance" are amended to read as follows:

      Principal Investment Strategies

      The Fund follows a "value" investment strategy that employs two portfolio components. The first component, consisting of about one-half of the Fund's total assets, is normally allocated by the Sub-Adviser to the ten highest dividend-yielding stocks in the Dow Jones Industrial Average ("DJIA"). With the second component, also consisting of about one half of the Fund's assets, the Sub-Adviser pursues a value strategy through active management. Thus, under normal market conditions, the Sub-Adviser will invest this second component primarily in equity securities that the Sub-Adviser believes have certain characteristics of "value" stocks. These characteristics include: low price to normalized earnings ratio, above-average dividend yield, low price relative to net asset value, low valuation relative to the security's historic average, and other factors. These two components are rebalanced annually.

 .     Fund Performance


      The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance for its first complete calendar year and as compared to a broad-based securities index. Past performance does not indicate how the Fund will perform in the future.
      Note in particular, that the performance reflected is that of the Adviser. Effective June 5, 2000 the Fund's portfolio will be managed by the Sub-Adviser.


      Total return for the calendar year ended December 31, 1999.

[Insert one-year bar chart showing total return for calendar year ended December 31, 1999 of 4.78%.]


     *For the period January 1, 2000 through March 31, 2000, the aggregate (non-annualized) total return of the Fund was -4.36%.


      Best Quarter:     11.75%     2nd Quarter
      Worst Quarter:    -6.28%     3rd Quarter

      Total Return for the Calendar Year Ended 12/31/99:


                                         1999         Since Inception**(5/26/98)
                                       ---------      -------------------------
      Willamette Value Fund:              0.07%                -0.02%
      Dow Jones 65 Composite Average*    11.97%                 8.51%

_______________

* Dow Jones 65 Composite Average - a price-weighted average consisting of the 65 stocks that make up the Dow Jones Industrial Average, the Dow Jones Transportation Average, and the Dow Jones Utility Average.

** "Since Inception" data for the Fund is for the period 5/26/98 to 12/31/99, and for the Index is for the period 6/1/98 to 12/31/99.


2. The section headed "Policies and Strategies" is amended to read as follows:

      The Fund follows a "value" investment strategy that employs two portfolio components. The first component, consisting of about one-half of the Fund's total assets, is normally allocated by the Sub-Adviser to the ten highest dividend-yielding stocks in the Dow Jones Industrial Average ("DJIA"). With the second component, also consisting of about one-half the Fund's assets, the Sub-Adviser pursues a value strategy through active management. Thus, under normal market conditions, the Sub-Adviser will invest this second component primarily in equity securities that the Sub-Adviser believes have certain characteristics of "value" stocks. These characteristics include: low price to normalized earnings ratio, above-average dividend yield, low price relative to net asset value, low valuation relative to the security's historic average, and other factors.

      The Sub-Adviser is subject to certain limitations with respect to investment of each component because the Fund has elected to be a "diversified investment company." A diversified investment company is restricted in the amount it can invest in securities of a single issuer. Additionally, the assets allocated to the above components will be reduced to the extent needed to maintain some portion of the Fund's total assets in cash or cash equivalents to satisfy redemption requests, to pay Fund expenses and for other contingencies. However, under normal market conditions, at least 65% (and generally more substantial portions) of the Fund's assets will be invested in accordance with the above two components of its value strategy. The Fund's portfolio will be rebalanced annually so that approximately one-half the Fund's assets, subject to the foregoing limitations, will be allocated to each component. In the event of bankruptcy, pending bankruptcy, a dividend cut, or other significant event affecting a security in the DJIA component of the Fund's portfolio, the Sub-Adviser may, but is not required to, replace the security with the next highest dividend-yielding stock in the DJIA. Under abnormal market conditions, the Fund may invest without limit in money market instruments and debt securities rated A or better by Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's Corporation ("S&P"), or deemed by the Sub-Adviser to be of comparable quality, including debt instruments of certain non-U.S. banks and other non-U.S. issuers. If an instrument falls below this quality, the Fund will sell the instrument unless the Sub-Adviser determines that a sale is not in the Fund's best interest.

      The Fund invests primarily in stock of U.S. issuers but it may also invest in stock of foreign issuers in the form of sponsored or unsponsored depositary receipts. The Fund may additionally invest in put and call options, futures contracts and options on futures contracts, and in restricted or illiquid securities. It may also lend its portfolio securities and may invest in securities of other investment companies, which would result in some duplication of expenses for Fund shareholders.

3. The section entitled "The Investment Adviser" is amended to read as follows:

      The Investment Adviser and The Sub-Adviser

      Willamette Asset Managers, Inc., 220 NW 2nd Avenue, Suite 950, Portland, Oregon 97209, is the investment adviser for the Fund. The Adviser is an affiliate of two registered broker-dealers -- Phillips & Company Securities Inc. and Willamette Securities, Inc. The Adviser is responsible for general management of the Fund. The Fund pays fees to the Adviser at an annual rate of 1.00% of the Fund's average daily net assets. The Adviser pays fees of the Sub-Adviser out of its fees from the Fund, at no additional cost to the Fund.


      The Bank of New York, One Wall Street, New York, New York 10286, provides portfolio management services to the Fund, as Sub-Adviser. The Sub-Adviser, founded by Alexander Hamilton in 1784, is one of the largest U.S. commercial banks, with assets over $74.8 billion as of December 31, 1999. As of that date, the Sub-Adviser provided administrative or advisory services for approximately $60 billion in assets.


      Portfolio managers for the DJIA portion of the Fund's portfolio are Kurt Zyla and Tracy Hemmi. Charles Foley and Henry Wilmerding are portfolio managers for the actively managed portion of the Fund's portfolio.


      Mr. Zyla is responsible for all aspects of the Sub-Adviser's passive investment management group. His additional responsibilities include equity derivative product strategy, analysis and trading for the Sub-Adviser's Investment and Trust sectors. Prior to joining the Sub-Adviser in 1989, he worked in the Specialty Chemicals division of Engelhard Corporation, in the areas of technical sales and product management. Mr. Zyla has a B.S. in chemical engineering from New Jersey Institute of Technology and an MBA from New York University's Stern School of Business.


      Ms. Hemmi joined the Sub-Adviser's Index Fund Management department in July 1999. She is responsible for the day-to-day management and trading of equity index portfolios for the Sub-Adviser's Investment and Trust sectors. Prior to joining the Sub-Adviser, she worked as the index portfolio manager at Key Asset Management, and as a financial analyst and funds management trader for KeyCorp. Ms. Hemmi holds a B.A. in Economics from the University of Rochester and an M.B.A. from Case Western Reserve University's Weatherhead School of Management.


      Mr. Foley has been a Senior Vice President of the Sub-Adviser since June 1, 2000, and is President and Portfolio Manager of its subsidiary, Estabrook Capital Management LLC, with which he has been associated since 1970. From 1966 to 1970, he was with Brown Brothers Harriman & Co. in their Investment and Bond Department. Mr. Foley holds a B.A. from Manhattan College and an M.B.A. from Columbia University Graduate School of Business. He holds a Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.

      Mr. Wilmerding has been a Vice President of the Sub-Adviser since June 1, 2000 and is currently a Director and Portfolio Manager of the Sub-Adviser's subsidiary, Estabrook Capital Management, which he joined in 1995. Mr. Wilmerding began his career in 1992 in the Investment Advisory Department of Brown Brothers Harriman & Co. He holds a B.A. from Colby
      College  and  an  M.B.A.  from  Columbia  University  Graduate  School  of
      Business.

4. The following information replaces the table in the section entitled "Financial Highlights."


WILLAMETTE FAMILY OF FUNDS
WILLAMETTE VALUE FUND

Selected data for a share of beneficial interest outstanding throughout the period indicated:

              Financial Highlights

                                                  Year Ended       Period Ended
                                                   March 31,         March 31,
                                                    2000             1999 (a)
                                                  ----------       ------------

Net Asset Value, Beginning of Period               $10.11             $10.00
                                                   ======             ======
Investment Activities

  Net investment income                              0.01                  -
  Net realized and unrealized gain (loss) on        (0.10)              0.11
  investments                                      -------            ------
    Total from investment activities                (0.09)              0.11
                                                   =======            ======

Distributions

  Net investment income                                 - **               -
  In excess of net investment income                (0.01)                 -
  Net realized gains                                (0.36)                 -
                                                   -------            ------
    Total Distributions                             (0.37)                 -
                                                   -------            ------
Net Asset Value, End of Period                     $ 9.65             $10.11
                                                   =======            ======
Total return (excludes sales charge)                (0.98)%             1.11%(b)

Ratios/Supplementary Data:
  Net Assets, end of period (000)                  $15,872           $14,965
  Ratio of net expenses to average net assets        2.75%              2.90%(c)
  Ratio of net investment income to average net      0.03%              0.02%(c)
  assets
  Ratio of gross expenses to average net assets*     3.02%              3.20%(c)
  Portfolio turnover                                79.63%              0.39%


---------------

 * During the period, certain fees were voluntarily reimbursed. If such voluntary fee reimbursements had not occurred, the ratio would have been as indicated.

**  Amount is less than $0.005

(a) For the period from May 26, 1998 (commencement of operations) to March 31, 1999

(b) Not annualized.

(c) Annualized.


                                   * * * * *

Investors should retain this Supplement for future reference.

                              WILLAMETTE VALUE FUND
                        WILLAMETTE SMALL CAP GROWTH FUND
                     WILLAMETTE GLOBAL HEALTH SCIENCES FUND
                           WILLAMETTE TECHNOLOGY FUND

                        Supplement dated June 5, 2000 to
             Statement of Additional Information dated March 1, 2000


1. The Section entitled "Investment Adviser and Sub-Advisers" is amended to read as follows:

     Investment Adviser and Sub-Advisers


     Willamette Asset Managers, Inc., 220 NW 2nd Avenue, Suite 950, Portland, Oregon 97209, acts as investment adviser to the Funds pursuant to Investment Advisory Agreements dated June 5, 2000 for Willamette Value Fund (Value Fund), April 1, 1999 for Willamette Small Cap Growth Fund (Growth
     Fund), as of June 12, 2000 for Willamette Global Health Sciences Fund (Health Sciences Fund) and February 17, 2000 for Willamette Technology Fund (Technology Fund). Each Fund pays the Adviser fees for its services under these agreements. The fees, which are computed daily and paid monthly, are at the following annual rates for each Fund, calculated as a percentage of the particular Fund's average daily net assets: Value Fund, 1.00%; Growth Fund, 1.20%; Health Sciences Fund, 1.20%; and Technology Fund, 1.20%. The Adviser may periodically waive all or a portion of its advisory fee to increase the net income of a Fund available for distribution as dividends or to limit a Fund's total operating expenses.


     For each of the Funds,  the Adviser has retained a  Sub-Adviser  to provide
     portfolio  management   services.   The  Adviser  pays  the  fees  of  each
     Sub-Adviser, at no additional cost to a Fund.


     Investment advisory fees earned by the Adviser for services to Value Fund for the fiscal years ended March 31, 1999 and March 31, 2000 totalled $90,925.33 and $174,029, respectively, and the Adviser waived advisory fees in the amount of $27,500 and $47,091, respectively, for those years. For its services to Growth Fund, which commenced operations on April 1, 1999, the Adviser earned fees of $259,469 during the fiscal year ended March 31, 2000 and the Adviser waived fees in the amount of $23,161 for that period. For its services to Technology Fund, which commenced operations on March 1, 2000, the Adviser earned fees of $33,800 for the fiscal year ended March 31, 2000 and waived fees totalling $5,633. The Adviser earned no fees from Health Sciences Fund as of March 31, 2000, since that Fund had not commenced operations as of that date.

     Unless sooner terminated, each Advisory Agreement will continue in effect until June 5, 2002, (Value Fund), March 31, 2001 (Growth Fund), February 17, 2002 (Technology Fund), and June 12, 2002 (Health Sciences Fund), respectively, and from year to year thereafter, if such continuance is approved at least annually by the Group's Board of Trustees or by vote of a majority of the outstanding Shares of the applicable Fund (as defined under "Investment Restrictions," above), and a majority of the Trustees who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Advisory Agreement by votes cast in person at a meeting called for such purpose. Each Advisory Agreement is terminable at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of the particular Fund, or by the Adviser. Each Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.


     Each Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the applicable Fund in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.


     The Bank of New York (BONY), One Wall Street, New York, New York 10286, provides portfolio management services, as Sub-Adviser, to Value Fund and Growth Fund pursuant to Sub-Investment Advisory Agreements with the Group and the Adviser, dated as of June 5, 2000 (Value Fund) and April 1, 1999 (Growth Fund). For its services to Value Fund, the Adviser pays BONY a fee, calculated daily and paid monthly, at an annual rate equal to the following amounts based on Value Fund's average daily net assets: (a) for that portion of Value Fund's portfolio, generally about 50% of Value Fund's assets, that is invested in the ten highest dividend yielding stocks in the Dow Jones Industrial Average, the annual fee rate is equal to the following percentages of Value Fund's average daily net assets: 0.10% on assets up to $50,000,000; 0.07% on assets from $50,000,001 to $100,000,000; 0.05% on assets in excess of $100,000,000, with a minimum annual fee of $10,000 for this portion of Value Fund's portfolio; (b) for that portion of Value Fund's portfolio, generally about 50% of Value Fund's assets, that is actively managed, the annual fee rate is equal to 0.45%, with a minimum annual fee of $10,000 for this portion of Value Fund's portfolio. BONY commenced its services as Sub-Adviser as of June 5, 2000, so BONY received no Sub-Advisory fees from Value Fund during the fiscal year ended March 31, 2000. For its services to Growth Fund, which commenced operations on April 1, 1999, the Adviser pays BONY a fee computed daily and paid monthly at an annual rate calculated as a percentage of Growth Fund's average daily net assets, of 0.45%. For the fiscal year ended March 31, 2000, BONY received fees of $106,338.75 for its services to Growth Fund.

     U.S. Bank National Association (U.S. Bank), 601 Second Avenue South, Minneapolis, Minnesota 55480, serves as Sub-Adviser to Technology Fund pursuant to a Sub-Investment Advisory Agreement dated as of February 17, 2000. For its services to Technology Fund, the Adviser pays U.S. Bank a fee computed daily and paid monthly at an annual rate of 0.50% calculated as a percentage of the Fund's average daily net assets. Subsequent to such first year, the rate of fees payable by the Adviser to U.S. Bank with respect to Technology Fund is 0.50%. For its services to Technology Fund, which commenced operations on March 1, 2000, U.S. Bank received fees totalling $11,736.02 for the fiscal year ended March 31, 2000.

      Effective June 12, 2000, Credit Suisse Asset Management, LLC (Credit Suiisse), One Citicorp Center, 153 East 53rd Street, New York, NY 10022, acts as Sub-Adviser to Health Sciences Fund, pursuant to a Sub-Investment Advisory Agreement dated June 12, 2000. Credit Suisse also acts as investment adviser to Warburg Pincus Family of Funds. Credit Suisse is a member of Credit Suisse Asset Management (CSAM), the institutional asset management and mutual fund arm of Credit Suisse Group, one of the world's leading banks. The CSAM companies manage more than $58 billion in the U.S. and $86 billion globally. They have offices in 14 countries, including SEC-registered offices in New York and London. CSAM's other offices, including those in Budapest, Frankfurt, Milan, Moscow, Paris, Prague, Sydney, Tokyo, Warsaw and Zurich, are not SEC-registered. For its services to Health Sciences Fund, the Adviser pays Credit Suisse a fee at an assessed rate, calculated as a percentage of Health Sciences Fund's average daily net assets, of 0.55%.


     Each Sub-Investment Advisory Agreement will continue in effect, unless sooner terminated, for two years from its effective date, and has provisions for continuation and termination similar to those of the Investment Advisory Agreements. Each Sub-Investment Advisory Agreement may also be terminated by the Adviser.


     The Value Fund Advisory Agreement and Sub-Investment Advisory Agreement were approved by both the Trustees and the Independent Trustees at a meeting held February 17, 2000 and by Value Fund shareholders at a meeting held May 9, 2000. The Growth Fund Advisory Agreement and Sub-Investment Advisory Agreement were so approved at a meeting held November 13, 1998. The Advisory Agreement and Sub-Investment Advisory Agreement for Technology Fund were so approved at a meeting held February 17, 2000. The Advisory Agreement for Health Sciences Fund was so approved at a meeting held February 17, 2000 and the Sub-Investment Advisory Agreement for Health Sciences Fund was so approved at a meeting held May 18, 2000.


2.   The following paragraph is added after the foregoing sections:

     Code of Ethics

     The Coventry Group, the Adviser, each Sub-Adviser and the Distributor have each adopted a Code of Ethics, pursuant to Rule 17j-1 under the Investment Company Act of 1940, applicable to securities trading activities of its personnel. Each Code permits covered personnel to trade in securities in which a Fund may invest, subject to certain restrictions and reporting requirements.


3.   The following paragraph relaces the second paragraph under "Miscellaneous":

      The audited  Financial  Statements  of the Funds (except  Health  Sciences
      Fund) appearing in the Annual Report to Shareholders for the period ended March 31, 2000 are incorporated herein by reference.


                                    * * * * *

          Investors should retain this supplement for future reference.

                                     PART C

                                   -----------

                                OTHER INFORMATION

                                -----------------


ITEM 23.      EXHIBITS
-------       --------

              (a)(1)   Declaration of Trust(1)
              (a)(2)   Establishment and Designation of Series of Shares(3)

              (b)      By-Laws(2)

              (c) Certificates for Shares are not issued. Articles IV, V, VI and VII of the Declaration of Trust, previously filed as Exhibit (a) hereto, define rights of holders of Shares



              (d)(1) Investment Advisory Agreement between Registrant and Willamette Asset Managers, Inc.(5)

              (d)(2)   Investment Advisory Agreement between Registrant
                       and Willamette Asset Managers, Inc.(3)
              (d)(3)   Investment Advisory Agreement between Registrant
                       and Willamette Asset Managers, Inc.(4)
              (d)(4)   Investment Advisory Agreement between Registrant
                       and Willamette Asset Managers, Inc.(4)
              (d)(5) Sub-Investment Advisory Agreement among Registrant, Willamette Asset Managers, Inc. and Bank of New York.(3)
              (d)(6) Sub-Investment Advisory Agreement among Registrant, Willamette Asset Managers, Inc. and First American Asset Management.(4)
              (d)(7) Sub-Investment Advisory Agreement among Registrant, Willamette Asset Managers, Inc. and First American Asset Management.(4)


              (d)(8) Sub-Investment Advisory Agreement among Registrant, Willamette Asset Managers, Inc. and The Bank of
                       New York.(5)


              (e) Distribution Agreement between Registrant and BISYS Fund Services LP(2)

              (f)      Not Applicable

              (g) Custody Agreement between Registrant and Union Bank of California(2)

              (h)(1)   Administration Agreement between the Registrant
                       and BISYS Fund Services Ohio, Inc.(2)
              (h)(2)   Fund Accounting Agreement between the Registrant
                       and BISYS Fund Services Ohio, Inc.(2)

              (h)(3) Transfer Agency Agreement between the Registrant and BISYS Fund Services, Inc.(2)


              (i)      Legal opinion(5)


              (j)      Consent of Ernst & Young LLP

              (k)      Not Applicable

              (l)      Not Applicable

              (m)      Amended Service and Distribution Plan(3)

              (n)      Not Applicable

              (o)      Not Applicable


              (p)(1)   Code of Ethics of Registrant(5)
              (p)(2)   Code of Ethics of Willamette Asset Managers, Inc.(5)
              (p)(3)   Code of Ethics of BISYS Fund Services(5)
              (p)(4)   Code of Ethics of The Bank of New York
              (p)(5)   Code of Ethics of U.S. Bank National Association(5)
              (p)(6)   Code of Ethics of Credit Suisse Asset Management, LLC


------------------

1.  Filed with initial Registration Statement on January 8, 1992.

2. Incorporated by reference to Post-Effective Amendment No. 33 to Registrant's Registration Statement (File No. 33-44964) filed electronically with the Securities and Exchange Commission on March 13, 1998.

3. Incorporated by reference to Post-Effective Amendment No. 43 to Registrant's Registration Statement (File No. 33-44964) filed electronically with the Securities and Exchange Commission on December 17, 1998.

4. Incorporated by reference to Post-Effective Amendment No. 66 to Registrant's Registration Statement (File No. 33-44964) filed electronically with the Securities and Exchange Commission on March 1, 2000.


5. Incorporated by reference to Post-Effective Amendment No. 67 to Registrant's Registration Statement (File NO. 33-44964) filed electronically with the Securities and Exchange Commission on April 14, 2000.



ITEM 24.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
-------       -------------------------------------------------------------

              Not applicable.

ITEM 25.      INDEMNIFICATION
-------       ---------------

                  Article IV of the Registrant's Declaration of Trust states as follows:

                  SECTION 4.3.  MANDATORY INDEMNIFICATION.

                  (a) Subject to the exceptions and limitations contained in paragraph (b)below:

                           (i)      every person who is, or has been, a
                                    Trustee or officer of the Trust shall be
                                    indemnified by the Trust to the fullest
                                    extent permitted  by law against all
                                    liability and against all expenses
                                    reasonably incurred or paid by him
                                    in connection with any claim, action,
                                    suit or proceeding in which he becomes
                                    involved as a party or otherwise by virtue
                                    of his being or having been a Trustee or
                                    officer and against amounts paid or incurred
                                    by him in the settlement thereof; and (ii)
                                    the  words  "claim,"  "action,"  "suit,"  or
                                    "proceeding"  shall  apply  to  all  claims,
                                    actions,   suits  or   proceedings   (civil,
                                    criminal, administrative or other, including
                                    appeals),  actual  or  threatened;  and  the
                                    words   "liability"  and  "expenses"   shall
                                    include, without limitation, attorneys
                                    fees,  costs,  judgments,  amounts  paid  in
                                    settlement,   fines,   penalties  and  other
                                    liabilities.

                                    (b)      No indemnification shall be
                                             provided hereunder to a Trustee or
                                             officer:

                                             (i) against any liability to the
                                             Trust, a Series thereof, or the
                                             Shareholders by reason of a final
                                             adjudication by a court or other
                                             body before which a proceeding was
                                             brought that he engaged in willful
                                             misfeasance, bad faith, gross
                                             negligence or reckless disregard of
                                             the duties involved in the conduct
                                             of his office;

                                             (ii) with respect to any matter as
                                             to which he shall have been finally
                                             adjudicated not to have acted in
                                             good faith in the reasonable belief
                                             that his action was in the best
                                             interest of the Trust; or
                                             (iii) in the event of a settlement
                                             or other disposition not involving
                                             a final adjudication as provided in
                                             paragraph (b)(i) or (b)(ii)
                                             resulting in a payment by a Trustee
                                             or officer, unless there has been a
                                             determination that such Trustee or
                                             officer did not engage in willful
                                             misfeasance, bad faith, gross
                                             negligence or reckless disregard of
                                             the duties involved in the conduct
                                             of his office:

                                                 (A) by the court or other body
                                                 approving  the   settlement  or
                                                 other disposition; or

                                                 (B) based upon a review of
                                                 readily available facts (as
                                                 opposed to a full trial-type
                                                 inquiry) by (1) vote of a
                                                 majority of the disinterested
                                                 Trustees acting on the matter
                                                 (provided that a majority of
                                                 the Disinterested Trustees
                                                 then in office acts on the
                                                 matter) or (2) written opinion
                                                 of independent legal counsel.

                                    (C) The rights of indemnification herein
                                        provided may be insured against by
                                        policies maintained by the Trust, shall
                                        be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.
                                    (D) Expenses of preparation and presentation
                                        of a defense to any claim, action, suit
                                        or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
                                        Section 4.3, provided that either:

                                        (i) such undertaking is secured by a
                                        surety bond or some other appropriate
                                        security provided by the recipient, or
                                        the Trust shall be insured against
                                        losses arising out of any such advances;
                                        or

                                        (ii) a majority of the Disinterested
                                        Trustees acting on the matter (provided
                                        that a majority of the Disinterested
                                        Trustees acts on the matter) or an
                                        independent legal counsel in a written
                                        opinion shall determine, based upon a
                                        review of readily available facts (as
                                        opposed to a full trial-type inquiry),
                                        that there is reason to believe that the recipient ultimately will be found entitled to indemnification

As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26.      Business and Other Connections of Investment Adviser and its
              Officers and Directors
-------       -------------------------------------------------------------

Name & Address       Position with WAM      Principal Occupation for past 5 yrs.
--------------       -----------------      ------------------------------------

James T. Smith               COO            Compliance Officer (1995)
220 NW 2nd #950                             and CFO(1997) for Phillips
Portland, OR 97209                          & Co. Securities, Inc. and COO
                                            (1999) for Willamette Securities,
                                            Inc.  Joined Phillips & Co. in
                                            October 1994 and Willamette
                                            Securities, Inc. in January 1999.
                                            Supervisor of payroll & billing
                                            services for Interim Services, Inc.,
                                            October 1992 to September 1994.

S. Christopher Clark     Director/Owner     Executive VP(1993) and
220 NW 2nd #950                             Managing Director(1997) for
Portland, OR 97209                          Phillips & Co. Securities, Inc. and
                                            Managing Director of Willamette
                                            Securities, Inc. (since January
                                            1999).

Timothy C. Phillips      Director/Owner     CEO of Phillips & Co. Securities,
220 NW 2nd #950              CEO            Inc. and of Willamette Securities,
Portland, OR 97209                          Inc. since February 1992 and
                                            January 1999, respectively.


* The business address of Phillips & Co. Securities,  Inc. is 220 N.W. 2nd
  #950, Portland, Oregon 97209. The business address for Willamette Securities, Inc. is 700 N.E. Multnomah, Suite 500, Portland, Oregon 97232.

              Business and Other Connections of The Bank of New York
              ------------------------------------------------------


              The Registrant's sub-investment adviser, The Bank of New York, is a New York trust company. The Bank of New York conducts a general banking and trust business.

              To the knowledge of the Registrant, none of the directors or officers of The Bank of New York, except those set forth below, is engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal businesses of each director of The Bank of New York who is engaged in another business, profession, vocation or employment of a substantial nature.


Name                              Title/Company
----                              -------------

Richard Barth..................   Retired; Formerly Chairman and Chief
                                  Executive Officer of Ciba-Geigy Corporation
                                  (diversified chemical products)

Frank J. Biondi, Jr............   Chairman and Chief Executive Office of
                                  Universal Studios (diversified entertainment operator)

Harold E. Sells................   Retired; Formerly Chairman and Chief Executive
                                  Office of Woolworth Corporation (retailing)

William R. Chaney..............   Chairman and Chief Executive Officer of
                                  Tiffany & Co., (international designers, manufacturers and distributors of jewelry and fine goods)

Ralph E. Gomory................   President of Alfred P. Sloan Foundation, Inc.
                                  (private foundation)

Richard J. Kogan...............   President and Chief Executive Officer of
                                  Schering-Plough Corporation (manufacturer of pharmaceutical and consumer products)

John A. Luke, Jr...............   Chairman, President and Chief Executive
                                  Officer of Westvaco Corporation (manufacturer of paper, packaging, and specialty chemicals)

John C. Malone.................   President and Chief Executive Officer of
                                  Tele-Communications, Inc., (cable television multiple system operator)

Donald L. Miller...............   Chief Executive Officer and Publisher of Our
                                  World News, LLC (media)

H. Barclay Morley..............   Retired; Formerly Chairman and Chief Executive
                                  Officer of Stauffer Chemical Company
                                  (chemicals)

Catherine A. Rein..............   Senior Executive Vice President of
                                  Metropolitan Life Insurance Company (insurance and financial services)


        Business of Other Connections of U.S. Bank National Association
        ---------------------------------------------------------------

Name                              Title/Company
----                              -------------

John F. Grundhofer.............   Chairman and Chief Executive Officer of
                                  U.S. Bancorp

Robert L. Dryden...............   President and Chief Executive Officer of
                                  ConneXt, Inc.

Edward J. Phillips.............   Chairman and Chief Executive Officer of
                                  Phillips Beverage Company

Linda L. Ahlers................   President of Dayton's, Marshall Field's,
                                  Hudson's

Joshua Green III...............   Chairman and Chief Executive Officer of
                                  Joshua Green Corporation

Paul A. Redmond................   Retired Chairman and Chief Executive
                                  Officer of Avista Corp.

Harry L. Bettis................   Rancher

Delbert W. Johnson.............   Vice President of Safeguard Scientifics, Inc.

Richard G. Reiten..............   President and Chief Executive Officer of
                                  Northwest Natural Gas Company

Arthur D. Collins..............   President and Chief Operating Officer of
                                  Medtronic, Inc.

Joel W. Johnson................   Chairman, President and Chief Executive
                                  Officer of Hormen Foods Corporation

S. Walter Richey...............   Former Chairman and Chief Executive Officer
                                  of Meritex, Inc.

Peter H. Coors.................   Vice Chairman and Chief Executive Officer of
                                  Coors Brewing Company

Jerry W. Levin.................   Chairman and Chief Executive Officer of
                                  Sunbeam Corporation

Warren R. Staley...............   President and Chief Executive Officer of
                                  Cargill, Inc.


   Business of Other Connections of Credit Suisse Asset Management, LLC (CSAM)
   ---------------------------------------------------------------------------

Name                              Title/Company
----                              -------------

William W. Priest, Jr..........   Chief Executive Officer, Chairman of
                                  Management Committee and Managing Director,
                                  CSAM

Laurence R. Smith..............   Chief Investment Officer, Member of Management
                                  Committee and Managing Director, CSAM

Eugene L. Posdiadlo............   Head of Retial Distribution, Member of
                                  Management Committee and Managing Director,
                                  CSAM

Timothy T. Taussig.............   Head of Institutional Distribution, Member of
                                  Management Committee and Managing Director,
                                  CSAM

Elizabeth B. Dater.............   Member of Management Committee and Managing
                                  Director, CSAM

Sheila N. Scott................   Member of Management Committee and Managing
                                  Director, CSAM





ITEM 27.          PRINCIPAL UNDERWRITER
-------           ---------------------

                  (a) BISYS Fund Services, Limited Partnership ("BISYS Fund Services") acts as distributor for Registrant. BISYS Fund Services also distributes the securities of Alpine Equity Trust, American Independence Funds Trust, American Performance Funds, AmSouth Funds, The BB&T Mutual Funds Group, other funds of The Coventry Group, The Eureka Funds,Fifth Third Funds, Governor Funds, Hirtle Callaghan Trust, HSBC Funds Trust and HSBC Mutual Funds Trust, The Infinity Mutual Funds, Inc., Magna Funds, Mercantile Mutual Funds, Inc., Metamarkets.com, Meyers Investment Trust, MMA Praxis Mutual Funds, M.S.D.&T. Funds, Pacific Capital Funds, Republic Advisor Funds Trust, Republic Funds Trust, Sefton Funds Trust, Summit Investment Trust, USAllianz Funds, USAllianz Funds Variable Insurance Products Trust, Variable Insurance Funds, The Victory Portfolios, The Victory Variable Insurance Funds, and Vintage Mutual Funds, Inc.

                  (b) Information about Directors and officers of BISYS Fund Services Limited Partnership is set forth below:

Name                         Position with Underwriter        Position with Fund
----                         -------------------------        ------------------

WC Subsidiary Corporation       Sole Limited Partner                 None
150 Clove Road
Little Falls, NJ 07424

BISYS Fund Services, Inc.       Sole General Partner                 None
3435 Stelzer Road
Columbus, OH 43219

Other BISYS distributors

------------------------

In addition to the following officers of the BISYS related distributors listed below, each distributor has additional officers listed to the right ( business address for each person and distributor unless noted otherwise is 3435 Stelzer Road, Columbus, OH 43219 and unless noted otherwise each person holds no position with the Fund):

      Lynn Mangum       Director
      Dennis Sheehan    Director
      Kevin Dell        Vice President/Secretary
      William Tomko     Sr Vice President
      Robert Tuch       Assistant Secretary

*Barr Rosenberg Funds Distributor, Inc.     Irimga McKay - President
      Barr Rosenberg Funds                  Greg Maddox - Vice President(1)
BNY Hamilton Distributors, Inc.             William J. Tomko - President(2)
      BNY Hamilton Funds, Inc.              Richard Baxt - Sr Vice President(3)

*Centura Funds Distributor, Inc.            Walter B. Grimm - President
      Centura Funds                         William J. Tomko - Sr Vice President

CFD Fund Distributors, Inc.                 Richard Baxt - President
      Chase Funds

Concord Financial Group, Inc.               Walter B. Grimm - President
      ProFunds-

*Evergreen Distributor, Inc.                D'Ray Moore - President
      Evergreen Funds

*Performance Funds Distributor, Inc.        Walter B. Grimm - President(4)
      Performance Funds                     William J. Tomko - Sr Vice President

The One Group Services Company              Mark Redman - President(5)
      The One Group of Funds                William Tomko - Sr Vice President(2)

Vista Funds Distributors, Inc.              Richard Baxt - President
      Chase Vista Funds                     Lee Schultheis - Sr Vice President
                                            William J. Tomko - Sr Vice President
Kent Funds Distributors, Inc.

Mentor Distributors, LLC                    D'Ray Moore, President
*IBJ Funds Distributor, Inc.                Walter B. Grimm, SVP
    * address is 90 Park Avenue, NY, NY

(1  Serves as Assistant Treasurer to Centura Funds
(2) Serves as President to BNY Hamilton Funds and Treasurer to One Group of
    Funds
(3) Serves as Vice President to BNY Hamilton Funds
(4) Serves as President of Performance Funds
(5) Serves as President to One Group of Funds

Non-BISYS Distributors
----------------------

(see Part C of post-effective amendments for indicated funds for directors and officers of distributors listed below.)

Glickenhaus & Company

      The Empire Builder Tax-Free Bond Fund

Integrity Investments
      Valiant Funds

Shay Financial Services, Inc.
      MSB Fund. Inc.
      Asset Management Fund, Inc.
      Institutional Investors Capital Appreciation Fund, Inc.

                  (c)   Not Applicable.

ITEM 28.      Location of Accounts and Records
--------      --------------------------------


              The accounts, books, and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of Willamette Asset Managers, Inc. 220 NW 2nd Avenue, Suite 950, Portland, Oregon 97209, (records relating to its function as Adviser); The Bank of New York, One Wall Street, New York, New York 10286 (records relating to its functions as Sub-Adviser to Value Fund and Growth Fund); U.S. Bank National Association, 601 Second Avenue South, Minneapolis, Minnesota 55402, (records relating to its function as Sub-Adviser to Technology Fund); Credit Suisse Asset Management, LLC, One Citicorp Center, 153 East 53rd Street, New York, NY 10022 (records relating to its function as Sub-Adviser to Health Sciences Fund); BISYS Fund Services, Limited Partnership, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as General Manager, Administrator and Distributor); and BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as Transfer Agent).


ITEM 29.      MANAGEMENT SERVICES
-------       -------------------

              Not Applicable.

ITEM 30.      UNDERTAKINGS
-------       ------------
              None

                                   SIGNATURES


          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 69 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 2nd day of June, 2000.


                               THE COVENTRY GROUP

                                    By:     /s/ Walter B. Grimm
                                            ---------------------
                                            Walter B. Grimm
By:      /s/ Patrick W.D. Turley

         --------------------------
         Patrick W.D. Turley, as attorney-in-fact

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                           Title                             Date
---------                           -----                             ----


/s/Walter B. Grimm         President and Trustee                  June 2, 2000
------------------------   (Principal Executive Officer)
Walter B. Grimm**

/s/ John H. Ferring IV            Trustee                         June 2, 2000
------------------------
John H. Ferring IV***

/s/ Maurice G. Stark              Trustee                         June 2, 2000
------------------------
Maurice G. Stark*

/s/ Michael M. Van Buskirk        Trustee                         June 2, 2000
------------------------
Michael M. Van Buskirk*

/s/ R. Jeffrey Young

-------------------------         Chairman and Trustee            June 2, 2000
R. Jeffrey Young****

 /s/ Nadeem Yousaf         Treasurer (Principal Financial         June 2, 2000
------------------------         and Accounting Officer)
Nadeem Yousaf****



By:      /s/ Patrick W.D. Turley

         --------------------------------------
         Patrick W.D. Turley, as attorney-in-fact

* Pursuant to power of attorney filed with Pre-Effective Amendment No. 3 on April 6, 1992.

** Pursuant to power of attorney filed with Post-Effective Amendment No. 26 on May 1, 1996.

*** Pursuant to power of attorney filed with Post-Effective Amendment No. 39 on July 31, 1998.

**** Pursuant to power of attorney filed with Post-Effective Amendment No. 63 on November 30, 1999.